Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Central Index Key	dei_EntityCentralIndexKey	0001160168
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 5, 2011
Prospectus Date	rr_ProspectusDate	May 1, 2011

AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 5, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with additional risk information regarding the Multimanager Portfolios (each, a "Portfolio").

*****

Information Regarding

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio and Multimanager Technology Portfolio

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2011
Supplement [Text Block]	cik0001160168_SupplementTextBlock

AXA PREMIER VIP TRUST

SUPPLEMENT DATED AUGUST 5, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates certain information contained in the Prospectus dated May 1, 2011 of AXA Premier VIP Trust ("Trust"). You may obtain an additional copy of the Prospectus or Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust's website at www.axa-equitablefunds.com. You should read this Supplement in connection with the Prospectus and retain it for future reference.

The purpose of this Supplement is to provide you with additional risk information regarding the Multimanager Portfolios (each, a "Portfolio").

*****

Information Regarding

Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio, Multimanager International Equity Portfolio, Multimanager Large Cap Core Equity Portfolio, Multimanager Large Cap Value Portfolio, Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, Multimanager Multi-Sector Bond Portfolio, Multimanager Small Cap Growth Portfolio, Multimanager Small Cap Value Portfolio and Multimanager Technology Portfolio

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Aggressive Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Core Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager International Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Large Cap Core Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Large Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Mid Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Mid Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Multi-Sector Bond Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Small Cap Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Multimanager Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0001160168_SupplementTextBlock

With respect to each Portfolio, information under the caption "Investments, Risks and Performance – Principal Investment Strategies of the Portfolio" is revised to include the following additional risk:

Short Sales Risk - A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 1, 2011